Taxation, Income Tax Provision and Reconciliation of Income Tax Provision (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Tax expense comprises income tax [Abstract]
Current tax benefit / (expense)	$ 0	$ 0	$ 0
Tax expense related to movements in deferred tax balances	0	0	0
Income tax (expense) / benefit	0	0	0
Numerical reconciliation between tax (expense) / benefit and pre-tax net result [Abstract]
Loss before tax	(12,583)	(10,326)	(5,446)
Prima facie taxation benefit at 30%	(3,775)	(3,098)	(1,634)
Decrease / (increase) in income tax benefit due to [Abstract]
Non-deductible expenses	1,501	728	287
Foreign exchange and other translation adjustments	(1,177)	432	(616)
Additional tax deductible expenditure	(190)	(113)	(82)
Unrecognized tax losses relating to current year	3,859	2,160	2,142
Adjustments for prior years	(218)	(109)	(97)
Income tax (expense) / benefit	$ 0	$ 0	$ 0
Percentage of tax benefit	30.00%